EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2025 $ / shares shares	Jul. 29, 2025 USD ($)	Nov. 30, 2024 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 ₪ / shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share | (per share)							$ 3.49			₪ 0.00286
Business acquisition description					the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two-year period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital.	the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two-year period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital.
Purchase price per share | $ / shares	$ 1.00	$ 2.00			$ 8.74
Proceeds from issuance or sale of equity					$ 29,000,000	₪ 96.0
Payments of debt issuance costs					$ 1,700,000	5.7	$ 10,875,000
Aggregate purchase price, value						₪ 0.5	$ 429,000		$ 100,000
Number of warrant issued	6,022,500
Warrant exercise price | $ / shares		$ 3.06					$ 11.5
Warrant issuance term	5 years	5 years					5 years			5 years
Date of issuance		Jul. 31, 2025
Aggregate amount | $							$ 3,870,000
Aggregate offering price | $	$ 1,000,000,000.0
Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares	$ 1.50
Share-Based Payment Arrangement, Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares	2.00
Share-Based Payment Arrangement, Tranche Three [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares	$ 3.00
Chardan Capital Markets LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrant issued		350,000
Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Initial commitment fee | $				$ 100,000
Deferred commitment fee | $				100,000
Aggregate purchase price, deferred fee | $				$ 3,000,000.0
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate of sales amount | $			$ 10,950,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price, value | $								[1]
Outstanding voting power, percentage							4.99%
Issued and outstanding voting rights, percentage							9.99%
Number of pre-funded warrants to sponsor	133,005,000	2,499,364					394,546		39,381
Number of shares issued							1,142,820
Aggregate amount | $							$ 1,000
Authorized share capital	1,000,000,000
Common Stock [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of pre-funded warrants to sponsor	6,777,706	150,000
Common Stock [Member] | Yorkville Advisors Global LP [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance and sale of stock							394,546
Aggregate of sales amount | $							$ 400,000
Weighted average share price | $ / shares							$ 1.03
Common Stock [Member] | Chardan Capital Markets LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued	5,570,350	350,000
Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation purchase price, percentage				97.00%
Outstanding voting power, percentage				4.99%
Issued and outstanding voting rights, percentage				19.99%
Initial commitment shares				39,381
Common Stock [Member] | Maximum [Member] | Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price, value | $				$ 12,000,000.0
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of pre-funded warrants to sponsor		5,000,000
Warrant [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of pre-funded warrants to sponsor	40,360,895
Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of pre-funded warrants to sponsor	18,000,000
Warrant exercise price | $ / shares	$ 0.0001
Prefunded Warrants [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of pre-funded warrants to sponsor	5,000,000	1,525,926
Warrant exercise price | $ / shares		$ 0.0001
Prefunded Warrants [Member] | Chardan Capital Markets LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrant issued	5,000,000
One Year [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)					$ 9.1	₪ 32
Two Years [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)					$ 11.4	₪ 41.2
Issue One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued					42,735
Issue One [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services					8.74	8.74
Issue Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued					16,239
Issue Two [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services					8.74	8.74
Series Three [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price per share | $ / shares					$ 5.68
Series Three [Member] | Issue One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services					7.43	7.43
Series Three [Member] | Issue Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services					5.68	5.68
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued					352,276

[1]	Represents less than $1 thousand